Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment

Property and equipment, net consisted of the following:

	June 30, 2024	December 31, 2023
Computer equipment	$655	$630
Furniture and fixtures	128	128
Leasehold improvement	26	26
	809	784
Less: Accumulated depreciation and amortization	(703)	(628)
Property and equipment, net	$106	$156

Zapata Computing, Inc. [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment

Property and equipment, net consisted of the following:

	December 31,
	2023	2022
Computer equipment	$630	$627
Furniture and fixtures	128	128
Leasehold improvement	26	26
	784	781
Less: Accumulated depreciation and amortization	(628)	(467)
Property and equipment, net	$156	$314